ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details) (USD $)	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2012	Apr. 30, 2011
Total stock compensation recognized	$ 287,378	$ 179,476	$ 587,562	$ 420,058
Research and Development Expense [Member]
Total stock compensation recognized	133,547	74,364	269,220	170,532
General and Administrative Expense [Member]
Total stock compensation recognized	$ 153,831	$ 105,112	$ 318,342	$ 249,526